Securitizations and Variable Interest Entities - Carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 47,771,802	¥ 43,412,156
Carrying amount of variable interests, Liabilities	44,547,660	40,439,353
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	4,582,000	2,682,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	4,778,000	2,938,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	18,000	26,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	18,000	26,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	64,000	61,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	64,000	61,000
Variable Interest Entity, Not Primary Beneficiary [Member] | CMBS and RMBS [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	3,376,000	1,432,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,376,000	1,432,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	164,000	191,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	164,000	191,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Private equity and debt investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	21,000	22,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	21,000	22,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	936,000	940,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	936,000	940,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	3,000	10,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,000	10,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 196,000	¥ 256,000